Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover page
Entity Registrant Name	BTRS Holdings Inc.
Entity Central Index Key	0001774155
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false